INFORMATION ABOUT GEOGRAPHIC AREAS (Tables)	12 Months Ended
Dec. 31, 2017
Revenues and Long-Lived Assets by Geographical Area

The following tables set forth revenues and long-lived assets by geographical area:

Years Ended December 31,	2017	2016	2015
Revenues:
United States	$3,919,684	$3,813,204	$3,710,977
Canada	269,603	267,220	263,908
Mexico	152,668	140,278	138,354

Total revenues	$4,341,955	$4,220,702	$4,113,239

December 31,	2017	2016
Long-Lived Assets:
United States	$540,136	$467,728
Canada	163,944	155,758
Mexico	5,400	5,317

Total long-lived assets	$709,480	$628,803